UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Global Capital Management, Inc.
Address: 601 Carlson Parkway, Suite 200
         Minnetonka, MN  55305

13F File Number:  028-07050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Frey
Title:     Chairman and Chief Executive Officer
Phone:     (952) 476-7200

Signature, Place, and Date of Signing:

       /s/  Michael J. Frey     Minnetonka, MN     January 24, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $31,507 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-07048                      EBF & Associates
02   28-05089                      Hunter Capital Management, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DELTA AIR LINES INC DEL        COM NEW          247361702      955    64115 SH       DEFINED 02              64115        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     2278   152969 SH       DEFINED 01             152969        0        0
DEUTSCHE TELEKOM AG            SPONSORED ADR    251566105     2804   129400 SH       DEFINED 02                  0        0   129400
DEUTSCHE TELEKOM AG            SPONSORED ADR    251566105     4204   194000 SH       DEFINED 01                  0        0   194000
GENERAL MTRS CORP              DEB SR CONV B    370442733      628    32600 SH       DEFINED 02                  0        0    32600
GENERAL MTRS CORP              DEB SR CONV B    370442733      628    32600 SH       DEFINED 01                  0        0    32600
SIX FLAGS INC                  NOTE 4.500% 5/1  83001PAJ8     3065  4250000 PRN      DEFINED 02                  0        0  4250000
SIX FLAGS INC                  NOTE 4.500% 5/1  83001PAJ8     4868  6750000 PRN      DEFINED 01                  0        0  6750000
U S AIRWAYS GROUP INC          COM              90341W108      393    26700 SH       DEFINED 02              26700        0        0
U S AIRWAYS GROUP INC          COM              90341W108      721    49000 SH       DEFINED 01              49000        0        0
VIRGIN MEDIA INC               COM              92769L101     2696   157278 SH       DEFINED 02             157278        0        0
VIRGIN MEDIA INC               COM              92769L101     8267   482299 SH       DEFINED 01             482299        0        0